UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21217
Investment Company Act File Number

Eaton Vance Insured California Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund II	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 181.0%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.6%
$675	Vernon, Electric System Revenue, 5.125%, 8/1/21	$659,408

		$659,408

Hospital — 15.3%
$1,330	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,258,712
1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	1,259,491
1,475	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	1,236,227
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	437,015
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,688,644
555	Washington Township Health Care District, 5.00%, 7/1/32	473,348

		$6,353,437

Insured-Electric Utilities — 7.1%
$1,475	Glendale Electric, (NPFG), 5.00%, 2/1/32	$1,417,062
1,500	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,539,795

		$2,956,857

Insured-Escrowed/Prerefunded — 10.9%
$875	California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	$973,411
5,000	Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,137,850
395	Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	398,480

		$4,509,741

Insured-General Obligations — 46.5%
$740	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$730,047
8,680	Arcadia Unified School District, (FSA), 0.00%, 8/1/38	1,325,696
3,115	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	415,572
3,270	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	409,371
1,500	Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,532,625
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	2,085,156
6,675	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	1,292,747
1,080	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	888,106
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,318,957
2,075	Los Angeles Community College District, (Election of 2001), (FGIC), (FSA), 5.00%, 8/1/32	2,019,494
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,008,480
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), (NPFG), 0.00%, 9/1/21	2,313,228
1,600	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,410,496
3,200	Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/22	1,547,584

		$19,297,559

Insured-Hospital — 6.9%
$1,250	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,218,875
1,750	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	1,670,357

		$2,889,232

Insured-Lease Revenue/Certificates of Participation — 19.1%
$4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	$3,797,290
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,401,025

1

Principal
Amount
(000’s omitted)	Security	Value
$1,750	San Diego County Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	$1,685,233
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,054,822

		$7,938,370

Insured-Private Education — 1.8%
$785	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$761,780

		$761,780

Insured-Public Education — 14.1%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$3,873,880
2,000	California State University, (BHAC), (FSA), 5.00%, 11/1/39(1)	1,966,120

		$5,840,000

Insured-Special Assessment Revenue — 18.5%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$2,018,075
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (NPFG), 5.00%, 8/1/33	2,018,075
1,750	Irvine Public Facility and Infrastructure Authority, (AMBAC), 5.00%, 9/2/26	1,463,122
1,845	Los Osos Community Services, Wastewater Assessment District, (NPFG), 5.00%, 9/2/33	1,440,742
945	Murrieta Redevelopment Agency Tax, (NPFG), 5.00%, 8/1/32	771,829

		$7,711,843

Insured-Special Tax Revenue — 12.5%
$2,195	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	$1,560,952
13,400	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	710,066
2,325	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	256,889
4,610	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	477,504
2,905	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	281,378
245	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	260,496
405	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	426,291
260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	257,603
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	978,588

		$5,209,767

Insured-Transportation — 2.2%
$3,670	San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$928,547

		$928,547

Insured-Utilities — 4.1%
$1,750	Los Angeles Department of Water and Power, (FGIC), (NPFG), 5.125%, 7/1/41	$1,684,795

		$1,684,795

Insured-Water Revenue — 17.4%
$1,235	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,165,667
2,500	Contra Costa Water District, (FSA), 5.00%, 10/1/32(1)	2,469,305
1,225	East Bay Municipal Utilities District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	1,224,951
1,500	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,042,185
1,655	Santa Clara Valley Water District, (FSA), 3.75%, 6/1/28	1,340,236

		$7,242,344

2

Principal
Amount
(000’s omitted)	Security	Value
Private Education — 3.0%
$750	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$728,595
500	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(2)	499,980

		$1,228,575

Total Tax-Exempt Investments — 181.0% (identified cost $84,307,499)		$75,212,255

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.8)%		$(25,702,185)

Other Assets, Less Liabilities — (19.2)%		$(7,967,354)

Net Assets Applicable to Common Shares — 100.0%		$41,542,716

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 89.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 32.1% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	43 U.S. Treasury Bond	Short	$(5,019,764)	$(5,089,453)	$(69,689)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$1,137,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(102,393)
Merrill Lynch Capital Services, Inc.	1,812,500	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(78,692)

					$(181,085)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payments accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $250,774.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,510,148

Gross unrealized appreciation	$600,754
Gross unrealized depreciation	(9,473,647)

Net unrealized depreciation	$(8,872,893)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 20, 2009